Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans

	2021	2020	2019
Pension and other post-employment costs	£m	£m	£m

UK pension schemes	198	255	181

US pension schemes	42	62	120

Other overseas pension schemes	164	189	185

Unfunded post-retirement healthcare schemes	67	13	74

	471	519	560

Analysed as:

Funded defined benefit/hybrid pension schemes	245	341	300

Unfunded defined benefit pension schemes	21	32	41

Unfunded post-retirement healthcare schemes	67	13	74

Defined benefit schemes	333	386	415

Defined contribution pension schemes	138	133	145

	471	519	560

Summary of Average Life Expectancy Assumed
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2041 for an individual then at the age of 60 is as follows:

		UK		US

	Male Years	Female Years	Male Years	Female Years

Current	27.7	28.7	27.2	28.5

Projected for 2041	29.2	30.2	28.7	30.0

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

			UK			US		Rest of World

	2021 % pa	2020 % pa	2019 % pa	2021 % pa	2020 % pa	2019 % pa	2021 % pa	2020 % pa	2019 % pa

Rate of increase of future earnings	2.00	2.00	2.00	n/a	n/a	4.00	2.90	2.60	2.70

Discount rate	2.00	1.40	2.00	2.70	2.30	3.20	1.10	0.60	1.10

Expected pension increases	3.20	2.80	3.00	n/a	n/a	n/a	2.30	2.10	2.10

Cash balance credit/conversion rate	n/a	n/a	n/a	2.00	1.90	2.60	0.20	0.10	0.10

Inflation rate	3.20	2.80	3.00	2.25	2.00	2.25	1.90	1.30	1.40

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2021 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

					Post-retirement
				Pensions	benefits
2021	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit

Current service cost	56	9	151	216	29

Past service cost	28	2	(25)	5	12

Net interest cost	3	19	6	28	26

Gains from settlements	–	–	(10)	(10)	–

Expenses	15	12	–	27	–

	102	42	122	266	67

Remeasurement gains/(losses) recorded in the statement of comprehensive income	572	97	194	863	78

					Post-retirement
				Pensions	benefits
2020	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	61	83	147	291	36

Past service cost/(credit)	98	(56)	1	43	(55)

Net interest (income)/cost	3	23	10	36	39

Gains from settlements	–	–	(18)	(18)	(7)

Expenses	9	12	–	21	–

	171	62	140	373	13

Remeasurement gains/(losses) recorded in the statement of comprehensive income	51	(96)	(60)	(105)	(82)

					Post-retirement
				Pensions	benefits
2019	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	62	74	130	266	22

Past service cost/(credit)	49	(3)	(15)	31	–

Net interest (income)/cost	(19)	29	16	26	52

Gains from settlements	–	–	(9)	(9)	–

Expenses	7	20	–	27	–

	99	120	122	341	74

Remeasurement losses recorded in the statement of comprehensive income	(894)	(1)	(78)	(973)	(77)

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits
A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2021 £m	2020 £m	2019 £m
Recognised in Other non-current assets:

Pension schemes in surplus	741	183	127
Recognised in Assets held for sale:

Post-retirement benefits	–	–	(9)
Recognised in Pensions and other post-employment benefits:

Pension schemes in deficit	(1,870)	(2,287)	(2,048)

Post-retirement benefits	(1,243)	(1,363)	(1,409)

	(3,113)	(3,650)	(3,457)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2021		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	3,954	522	731	5,207

	– unlisted	–	–	4	4

Multi-asset funds		1,415	–	–	1,415

Property:	– listed	–	–	68	68

	– unlisted	502	154	1	657

Corporate bonds:	– listed	1,503	975	140	2,618

	– unlisted	–	–	15	15

Government bonds:	– listed	5,054	724	984	6,762

Insurance contracts		1,334	–	917	2,251

Other (liabilities)/assets		(130)	149	72	91

Fair value of assets		13,632	2,524	2,932	19,088

Asset ceiling restrictions		–	–	(26)	(26)

Present value of scheme obligations		(13,299)	(3,248)	(3,644)	(20,191)

Net surplus/(obligation)		333	(724)	(738)	(1,129)

Included in Other non-current assets		606	–	135	741

Included in Pensions and other post-employment benefits		(273)	(724)	(873)	(1,870)

		333	(724)	(738)	(1,129)

Actual return on plan assets		541	97	48	686

At 31 December 2020		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	2,686	539	686	3,911

	– unlisted	–	–	5	5

Multi-asset funds		2,075	–	–	2,075

Property:	– listed	–	–	57	57

	– unlisted	447	136	2	585

Corporate bonds:	– listed	1,113	1,066	154	2,333

	– unlisted	–	–	20	20

Government bonds:	– listed	6,055	758	999	7,812

Insurance contracts		1,409	–	988	2,397

Other (liabilities)/assets		(203)	136	78	11
Fair value of assets		13,582	2,635	2,989	19,206

Present value of scheme obligations		(13,858)	(3,445)	(4,007)	(21,310)

Net surplus/(obligation)		(276)	(810)	(1,018)	(2,104)

Included in Other non-current assets		77	–	106	183

Included in Pensions and other post-employment benefits		(353)	(810)	(1,124)	(2,287)

		(276)	(810)	(1,018)	(2,104)

Actual return on plan assets		1,092	159	177	1,428

At 31 December 2019		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	2,904	671	638	4,213

	– unlisted	–	–	8	8
Multi-asset funds		2,700	–	–	2,700

Property:	– listed	–	–	55	55

	– unlisted	460	145	2	607

Corporate bonds:	– listed	297	855	141	1,293

	– unlisted	326	–	23	349

Government bonds:	– listed	4,923	803	889	6,615

Insurance contracts		1,406	–	832	2,238

Other (liabilities)/assets		(35)	315	74	354
Fair value of assets		12,981	2,789	2,662	18,432

Present value of scheme obligations		(13,293)	(3,506)	(3,554)	(20,353)

Net surplus/(obligation)		(312)	(717)	(892)	(1,921)

Included in Other non-current assets		70	–	57	127

Included in Pensions and other post-employment benefits		(382)	(717)	(949)	(2,048)
		(312)	(717)	(892)	(1,921)

Actual return on plan assets		787	356	345	1,488

Summary of Movements in Fair Values of Assets

				Pensions	Post-retirement benefits

Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m

Assets at 1 January 2019	12,581	2,808	2,390	17,779	–

Exchange adjustments	–	(110)	(120)	(230)	–

Additions through business combinations	–	–	14	14	–

Interest income	360	111	37	508	–

Expenses	(7)	(20)	–	(27)	–

Settlements and curtailments	–	–	1	1	–

Remeasurement	427	245	312	984	–

Employer contributions	187	40	116	343	110

Scheme participants’ contributions	3	–	17	20	17

Benefits paid	(570)	(285)	(105)	(960)	(127)

Assets at 31 December 2019	12,981	2,789	2,662	18,432	–

Exchange adjustments	–	(86)	138	52	–

Interest income	256	87	29	372	–

Expenses	(9)	(12)	–	(21)	–

Settlements and curtailments	–	–	(20)	(20)	–

Remeasurement	836	72	148	1,056	–

Employer contributions	156	33	124	313	105

Scheme participants’ contributions	3	–	18	21	18

Benefits paid	(641)	(248)	(110)	(999)	(123)

Assets at 31 December 2020	13,582	2,635	2,989	19,206	–

Exchange adjustments	–	31	(184)	(153)	–

Interest income	187	57	18	262	–

Expenses	(15)	(12)	–	(27)	–

Settlements and curtailments	–	–	(7)	(7)	–

Remeasurement	354	40	30	424	–

Employer contributions	139	40	133	312	105

Scheme participants’ contributions	3	–	24	27	15

Benefits paid	(618)	(267)	(97)	(982)	(120)

Assets at 31 December 2021	13,632	2,524	2,906	19,062	–

Summary of Movements in Defined Benefit Obligations

				Pensions	Post-retirement benefits

Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m

Obligations at 1 January 2019	(12,087)	(3,474)	(3,213)	(18,774)	(1,379)

Exchange adjustments	–	140	177	317	50

Additions through business combinations	–	–	(56)	(56)	(48)

Service cost	(62)	(74)	(130)	(266)	(22)

Past service cost	(49)	3	15	(31)	–

Interest cost	(341)	(140)	(53)	(534)	(52)

Settlements and curtailments	–	–	8	8	–

Remeasurement	(1,321)	(246)	(390)	(1,957)	(77)

Scheme participants’ contributions	(3)	–	(17)	(20)	(17)

Benefits paid	570	285	105	960	127

Obligations at 31 December 2019	(13,293)	(3,506)	(3,554)	(20,353)	(1,418)

Exchange adjustments	–	118	(188)	(70)	36

Disposals	–	–	–	–	9

Service cost	(61)	(83)	(147)	(291)	(36)

Past service cost	(98)	56	(1)	(43)	55

Interest cost	(259)	(110)	(39)	(408)	(39)

Settlements and curtailments	–	–	38	38	7

Remeasurement	(785)	(168)	(208)	(1,161)	(82)

Scheme participants’ contributions	(3)	–	(18)	(21)	(18)

Benefits paid	641	248	110	999	123

Obligations at 31 December 2020	(13,858)	(3,445)	(4,007)	(21,310)	(1,363)

Exchange adjustments	–	(40)	258	218	4

Service cost	(56)	(9)	(151)	(216)	(29)

Past service cost	(28)	(2)	25	(5)	(12)

Interest cost	(190)	(76)	(23)	(289)	(26)

Settlements and curtailments	–	–	17	17	–

Remeasurement	218	57	164	439	78

Scheme participants’ contributions	(3)	–	(24)	(27)	(15)

Benefits paid	618	267	97	982	120

Obligations at 31 December 2021	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)

The defined benefit pension obligation is analysed as follows :

			2021 £m	2020 £m	2019 £m

Funded			(19,419)	(20,504)	(19,547)

Unfunded			(772)	(806)	(806)

			(20,191)	(21,310)	(20,353)

Summary of Net Defined Benefit Liability
The movement in the net defined benefit liability is as follows:

	2021 £m	2020 £m	2019 £m

At 1 January	(2,104)	(1,921)	(995)

Exchange adjustments	65	(18)	87

Additions through business combinations	–	–	(42)

Service cost	(216)	(291)	(266)

Past service cost	(5)	(43)	(31)

Interest cost	(27)	(36)	(26)

Settlements and curtailments	10	18	9

Remeasurements:

Return on plan assets, excluding amounts included in interest	424	1,056	984

(Loss)/gain from change in demographic assumptions	(62)	69	78

Gain/(loss) from change in financial assumptions	716	(1,340)	(2,022)

Experience (loss)/gain	(215)	110	(13)

Employer contributions	312	313	343

Expenses	(27)	(21)	(27)

At 31 December	(1,129)	(2,104)	(1,921)

Summary of Defined Benefit Pension Obligation Analysed by Membership Category

The defined benefit pension obligation analysed by membership category is as follows:

	2021 £m	2020 £m	2019 £m

Active	4,196	4,660	4,572

Retired	11,115	11,257	10,485

Deferred	4,880	5,393	5,296

	20,191	21,310	20,353

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category

The post-retirement benefit obligation analysed by membership category is as follows:

	2021 £m	2020 £m	2019 £m

Active	494	551	549

Retired	748	808	869

Deferred	1	4	–

	1,243	1,363	1,418

Summary of Weighted Average Duration of Defined Benefit Obligation

The weighted average duration of the defined benefit obligation is as follows:
	2021 years	2020 years	2019 years

Pension benefits	15	16	15

Post-retirement benefits	12	12	12

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs
The effect of changes in assumptions used on the benefit obligations and on the 2022 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m

Discount rate

(Decrease)/increase in annual pension cost	(19)	17

Increase/(decrease) in annual post-retirement benefits cost	1	(1)

(Decrease)/increase in pension obligation	(729)	772

(Decrease)/increase in post-retirement benefits obligation	(34)	35

	0.5% increase £m	0.5% decrease £m

(Decrease)/increase in annual pension cost	(41)	33

Increase/(decrease) in annual post-retirement benefits cost	2	(2)

(Decrease)/increase in pension obligation	(1,413)	1,586

(Decrease)/increase in post-retirement benefits obligation	(67)	73

	0.25% increase £m	0.25% decrease £m

Inflation rate

Increase/(decrease) in annual pension cost	15	(14)

Increase/(decrease) in pension obligation	547	(529)

	1 year increase £m
Life expectancy
Increase in annual pension cost	16
Increase in annual post-retirement benefits cost	1
Increase in pension obligation	724
Increase in post-retirement benefits obligation	36
	1% increase £m
Rate of future healthcare inflation
Increase in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	39

Defined benefit pension and post-retirement healthcare scheme. [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans
The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2021	2020	2019
	£m	£m	£m

Cost of sales	129	143	149

Selling, general and administration	153	185	195

Research and development	51	59	71

	333	387	415

Defined Benefit Pension Obligation [member]
Statement [LineItems]
Summary of Analysis of Defined Benefit Pension Plans
Post-retirement benefits [member]
Statement [LineItems]
Summary of Net Defined Benefit Liability

The remeasurements included within post-retirement benefits are detailed below :

	2021 £m	2020 £m	2019 £m

Gain from change in demographic assumptions	19	7	–

Gain/(loss) from change in financial assumptions	35	(93)	(80)

Experience gains	24	4	3

	78	(82)	(77)